Equity (Tables)	3 Months Ended
Jan. 31, 2024
Equity Disclosure [Abstract]
Summary of Classes of Share Capital
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three months ended January 31, 2024 and

January 31, 2023.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(millions of shares or other equity instruments
and millions of Canadian dollars) For the three months ended

January 31, 2024 January 31, 2023
Number Number
of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,791.4 $ 25,434 1,821.7 $ 24,363
Proceeds from shares issued on exercise
of stock options 0.6 42 0.4 26
Shares issued as a result of dividend
reinvestment plan 1.7 137 7.9 705
Purchase of shares for cancellation and other (20.9) (295) – –
Balance as at end of period – common shares 1,772.8 $ 25,318 1,830.0 $ 25,094
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 143.6 $ 5,200 159.6 $ 5,600
Issue of shares – – – –
Redemption of shares – – – –
Balance as at end of period 143.6 $ 5,200 159.6 $ 5,600
Other Equity Instruments 1
Balance

as at beginning and end of period
5.0 $ 5,653 5.0 $ 5,653
Balance as at end of period – preferred

shares
and other equity instruments 148.6 $ 10,853 164.6 $ 11,253
Treasury – common shares
2
Balance as at beginning of period 0.7 $ (64) 1.0 $ (91)
Purchase of shares

37.5 (3,096) 20.4 (1,816)
Sale of shares (37.5) 3,102 (20.3) 1,804
Balance as at end of period – treasury
– common shares 0.7 $ (58) 1.1 $ (103)
Treasury – preferred shares and
other equity instruments 2
Balance as at beginning of period 0.1 $ (65) 0.1 $ (7)
Purchase of shares and other equity instruments

1.7 (98) 0.9 (141)
Sale of shares and other equity instruments (1.7) 136 (0.9) 139
Balance as at end of period – treasury
– preferred shares and other equity

instruments
0.1 $ (27) 0.1 $ (9)
For Limited Recourse Capital Notes, the number of shares represents the number of notes issued.
2

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.